Contingent liabilities	12 Months Ended
Dec. 31, 2022
Contingent liabilities
Contingent liabilities
29.

Contingent liabilities
The

Company

is

currently

a

party

to

various

legal

proceedings.

If

management

believes

that

a

loss

arising

from

these
proceedings is

probable and

can reasonably

be estimated,

that amount

of the

loss is

recorded. As

additional information
becomes

available,

any

potential

liability

related

to

these

proceedings

is

assessed

and

the

estimates

are

revised,

if
necessary. Based on currently available information, management believes that the ultimate

outcome of these proceedings,
individually and in

aggregate, will not

have a material

adverse effect on

the Company’s

financial position or

overall trends
in results of operations.
The Company had received a government grant in prior years of approximately $ 800,000 to assist with the development of
a new system of advanced waste treatment systems technology. The grant is potentially repayable at the rate of
3 % of any
consideration received

as a

result of

the project,

for which

funding has

been received,

to a

maximum of

the actual

grant
received. This repayment

provision will remain

in effect

until May 30,

2024. The Company

abandoned the

project in 2011
and accordingly, no

amount is expected to be repaid.